Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax
Schedule of current and deferred tax

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Current tax:
Current tax for the year	88	63	54
Adjustments in respect of prior years	1	(18)	33
Total current tax	89	45	87
Deferred tax:
Deferred tax for the year	(119)	(10)	7
Adjustments in respect of prior years	(5)	25	(51)
Total deferred tax	(124)	15	(44)
Income tax (credit)/charge	(35)	60	43

Schedule of reconciliation of tax expense and the accounting loss multiplied by the Group’s domestic tax rate

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Loss before tax	(1)	(95)	(77)
Loss before tax multiplied by the standard rate of Luxembourg corporation tax: 27.08% (2016: 29.22%; 2015: 29.22%)	—	(28)	(22)
Tax losses for which no deferred income tax asset was recognized	—	1	2
Re-measurement of deferred taxes	(69)	(5)	(5)
Adjustment in respect of prior years	(4)	7	(18)
Income subject to state and other local income taxes	15	9	11
Income taxed at rates other than standard tax rates	(17)	19	27
Non-deductible items	33	60	52
Other	7	(3)	(4)
Income tax (credit)/charge	(35)	60	43